Total
(Emerging Markets Value Trust)
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Emerging Markets Value Trust)		Series I	Series II	Series NAV
Management fee	[1]	0.83%	0.83%	0.83%
Distribution and service (Rule 12b-1) fees		0.05%	0.25%	none
Other expenses		0.20%	0.20%	0.20%
Total annual fund operating expenses		1.08%	1.28%	1.03%
Contractual expense reimbursement	[2]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursements		1.07%	1.27%	1.02%
[1]	“Management fee” has been restated to reflect the contractual management fee schedule effective March 1, 2022.
[2]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Emerging Markets Value Trust) - USD ($)	1 year	3 years	5 years	10 years
Series I	109	342	595	1,316
Series II	129	405	701	1,544
Series NAV	104	327	568	1,259

(Health Sciences Trust)
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Health Sciences Trust)		Series I	Series II	Series NAV
Management fee	[1]	0.90%	0.90%	0.90%
Distribution and service (Rule 12b-1) fees		0.05%	0.25%	none
Other expenses		0.08%	0.08%	0.08%
Total annual fund operating expenses		1.03%	1.23%	0.98%
Contractual expense reimbursement	[2]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursements		1.02%	1.22%	0.97%
[1]	“Management fee” has been restated to reflect the contractual management fee schedule effective February 1, 2022.
[2]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Health Sciences Trust) - USD ($)	1 year	3 years	5 years	10 years
Series I	104	327	568	1,259
Series II	124	389	675	1,488
Series NAV	99	311	541	1,200

(International Small Company Trust)
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (International Small Company Trust)		Series I	Series II	Series NAV
Management fee	[1]	0.80%	0.80%	0.80%
Distribution and service (Rule 12b-1) fees		0.05%	0.25%	none
Other expenses		0.23%	0.23%	0.23%
Total annual fund operating expenses		1.08%	1.28%	1.03%
Contractual expense reimbursement	[2]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursements		1.07%	1.27%	1.02%
[1]	“Management fee” has been restated to reflect the contractual management fee schedule effective March 1, 2022.
[2]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (International Small Company Trust) - USD ($)	1 year	3 years	5 years	10 years
Series I	109	342	595	1,316
Series II	129	405	701	1,544
Series NAV	104	327	568	1,259

(Mid Value Trust)
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Mid Value Trust)		Series I	Series II	Series NAV
Management fee	[1]	0.88%	0.88%	0.88%
Distribution and service (Rule 12b-1) fees		0.05%	0.25%	none
Other expenses		0.05%	0.05%	0.05%
Total annual fund operating expenses		0.98%	1.18%	0.93%
Contractual expense reimbursement	[2]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursements		0.97%	1.17%	0.92%
[1]	“Management fee” has been restated to reflect the contractual management fee schedule effective February 1, 2022.
[2]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Mid Value Trust) - USD ($)	1 year	3 years	5 years	10 years
Series I	99	311	541	1,200
Series II	119	374	648	1,431
Series NAV	94	295	514	1,142